CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Current
Cash and cash equivalents	$ 36,042,090	$ 44,523,145
Accounts receivable (Note 7)	3,579,271	278,232
Biological assets (Note 8)	1,088,528	114,559
Inventory (Note 9)	6,772,525	727,635
Prepaid expenses	1,326,780	167,911
Due from related parties (Note 17)	14,973,749	324,674
Total current assets	63,782,943	46,136,156
Plant and equipment (Note 10)	16,965,989	1,031,335
Plant under construction (Note 11)	10,310,229	2,772,051
Deposits on materials and equipment (Note 12)	981,832
Refundable deposits	2,196,391	196,391
Intangible assets (Note 13)	86,612,636	2,851,855
Goodwill	169,323	169,323
Long-term investment (Note 14)	282,508	666,667
Investment in joint venture (Note 15)	25,660,843	19,907,061
Total non-current assets	143,179,751	27,594,683
TOTAL ASSETS	206,962,694	73,730,839
Current liabilities
Accounts payable and accrued liabilities	9,634,464	1,378,645
Current portion of long-term debt (Note 16)	2,503,064
Deferred payment (Note 6)	22,226,565
Payable to joint venture (Note 15)		4,000,000
Due to related parties (Note 17)	1,806,393	247,505
Total current liabilities	36,170,486	5,626,150
Deferred income tax liability	293,886	317,497
TOTAL LIABILITIES	36,464,372	5,943,647
SHAREHOLDERS' EQUITY
Share capital (Note 18)	204,791,733	77,912,246
Warrants	4,360,000	461,772
Contributed surplus	14,202,536	5,285,709
Accumulated deficit	(52,855,947)	(17,829,369)
TOTAL SHAREHOLDERS' EQUITY	170,498,322	65,830,358
Non-controlling interest (Note 6)		1,956,834
TOTAL LIABILITIES AND EQUITY	$ 206,962,694	$ 73,730,839